VESSELS UNDER CAPITAL LEASE, NET (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2018 USD ($) containership	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) containership	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) containership	May 31, 2018 USD ($) containership	Apr. 05, 2018 containership
Vessels under capital lease, net [Line Items]
Number of year before option to buy vessel is available		6		6
Number of Container Vessels acquired | containership		15		15			3	4	15
Capital Leased Assets, Number of Units | containership		7		7
Term of lease or charter	15 years			7 years
Depreciation				$ 104,079	$ 88,150	$ 94,293
Capital Leased Assets, Gross		$ 754,392		754,392	0
Capital Leases, Balance Sheet, Assets by Major Class, Net				748,897
Purchases under capital lease		5,500		5,500
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation		4,503		4,503	0
Value of vessels acquired- part non cash acquisition							$ 315,000	$ 445,000
Stock Issued During Period, Shares, Purchase of Assets | shares			4,024,984
Stock Issued During Period, Value, Purchase of Assets			$ 58,000
Contract with Customer, Asset, Net								$ 18,000
Capital Leases, Balance Sheet, Assets by Major Class, Net		$ 749,889		$ 749,889	$ 0
14,000 TEU Containership [Member]
Vessels under capital lease, net [Line Items]
Capital Leased Assets, Number of Units | containership								4
10,600 TEU Containership [Member]
Vessels under capital lease, net [Line Items]
Capital Leased Assets, Number of Units | containership							3
Minimum [Member]
Vessels under capital lease, net [Line Items]
Term of lease or charter		6 years		5 years
Maximum [Member]
Vessels under capital lease, net [Line Items]
Term of lease or charter		11 years		15 years
Assets Held under Capital Leases [Member]
Vessels under capital lease, net [Line Items]
Depreciation				$ 4,500